Cash and Cash Equivalents, Time Deposits and Pledged Deposits - Summary of Cash and Cash Equivalents and Pledged Deposits (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and bank balances	$ 1,242,669	$ 841,317
Pledged deposits	(356)	(1,270)
Time deposits	(278,843)	(54,016)
Cash and cash equivalents	963,470	786,031	$ 812,733	$ 688,938
Denominated in USD
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	932,371	727,160
Denominated in RMB
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and bank balances	13,400	21,500
Cash and cash equivalents	13,411	21,472
Denominated in EUR
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	$ 17,688	$ 37,399